Interim Consolidated Statement of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flow from operating activities:
Net loss	$ (95,183)	$ (72,953)
Adjustments to reconcile net income to net cash provided by operating activities:
Share based compensation	12,251	9,057
Amortization of premium, discount and accrued interest on marketable securities	(1,302)	(461)
Depreciation and amortization	5,256	5,016
Interest income from short term deposits	(5,470)	(2,397)
Deferred income taxes	(1,568)	462
Remeasurement of warrant liability	39,393	22,263
Remeasurement of Restricted Sponsor Shares	27,983	20,093
Remeasurement of Price Adjustment Shares liabilities	53,043	36,597
Decrease in trade receivables	6,021	18,117
(Decrease) increase in deferred revenue	(15,055)	10,555
Increase in other non-current assets	(883)	(1,062)
Decrease (increase) in prepaid expenses and other current assets	2,752	(5,624)
Changes in operating lease assets	2,641	2,700
Changes in operating lease liability	(2,542)	(2,962)
Decrease (increase) in inventories	1,151	(642)
(Decrease) increase in trade payables	(1,591)	381
Decrease in other accounts payable and accrued expenses	(3,320)	(9,741)
Increase (decrease) in other long-term liabilities	977	(347)
Net cash provided by operating activities	24,554	29,052
Cash flows from investing activities:
Purchases of property and equipment	(3,568)	(1,889)
Purchase of Intangible assets	(904)
Investment in marketable securities	(99,282)	(27,005)
Proceeds from maturity of marketable securities	35,436	29,507
Investment in short-term deposits	(122,000)	(54,000)
Redemption of short-term deposits	75,459	38,581
Net cash used in investing activities	(114,859)	(14,806)
Cash flows from financing activities:
Exercise of options to shares	6,887	7,185
Proceeds from Employee Share Purchase Plan	1,506	1,234
Net cash provided by financing activities	8,393	8,419
Net (decrease) increase in cash and cash equivalents	(81,912)	22,665
Net effect of Currency Translation on cash and cash equivalents	(649)	192
Cash and cash equivalents at beginning of period	189,517	87,645
Cash and cash equivalents at end of period	106,956	110,502
Supplemental cash flow information:
Income taxes paid	2,557	8,527
Non-cash activities
Operating lease liabilities arising from obtaining right of use assets	$ 215	$ 1,258